Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Share Options Activity

The following table sets forth the share options activity for the years ended March 31, 2023 and 2024:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
		US$		US$	US$
Outstanding as of March 31, 2022	5,231,891	2.86	5.25	404	2.36
Exercisable as of March 31, 2022	-	-	-	-	-
Exercised	(53,488)	0.60	-	-	2.26
Forfeited	(1,233,050)	1.31	-	-	0.86
Outstanding as of March 31, 2023	3,945,354	2.58	3.45	124	2.06
Exercisable as of March 31, 2023	-	-	-	-	-
Granted	9,511,720	0.23	-	-	0.01
Exercised	(37,741)	0.10	-	-	0.17
Forfeited	(3,031,811)	3.40	-	-	3.44
Outstanding as of March 31, 2024	10,387,522	0.35	8.95	0	0.12
Exercisable as of March 31, 2024	-	-	-	-	-

Summary of Options Measured At Fair Value, Valuation Assumptions	The significant unobservable inputs adopted in the valuation as of March 31, 2023 and 2024 are as follows:
	As of March 31,	As of March 31,
	2023	2024

Spot price (US$)	5.90	5.90
Risk-free rate	3.83%	4.91%
Expected volatility	61.13%	58.28%
Expected expiry years (in years)	2.60	1.60

Employees and Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Options Measured At Fair Value, Valuation Assumptions	The assumptions used to value the Company’s option grants for the year ended March 31, 2024 were as follows:
Year ended March 31, 2024

Expected volatility	50.27%-53.83%
Risk-free interest rate	3.56%-4.04%
Exercise multiple	2.8/2.2
Expected dividend yield	0%
Contractual term (in years)	10